================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------
                                    FORM N-CSR
                                    ---------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3807

                        SunAmerica Money Market Funds, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

              Harborside 5, 185 Hudson Street, Jersey City, NJ 07311
     ---------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                          Harborside 5, 185 Hudson Street,
                             Jersey City, NJ 07311
                   -----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period:  December 31, 2018

================================================================================

Item 1. Reports to Stockholders

                                                             ANNUAL REPORT 2018

AIG
Government Money Market Fund

[PHOTO]





Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a Fund electronically by calling 800-858-8850 or contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. If your account is held directly at the Fund, you can inform the Fund that you wish to receive paper copies of reports by calling 800-858-8850. If your account is held through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive paper will apply to all AIG Funds in which you are invested and may apply to all funds held with your financial intermediary.

[LOGO]

                                aig.com/funds

                        Table of Contents


SHAREHOLDERS' LETTER.......................................................   2
EXPENSE EXAMPLE............................................................   4
STATEMENT OF ASSETS AND LIABILITIES........................................   6
STATEMENT OF OPERATIONS....................................................   7
STATEMENT OF CHANGES IN NET ASSETS.........................................   8
FINANCIAL HIGHLIGHTS.......................................................   9
PORTFOLIO OF INVESTMENTS...................................................  10
NOTES TO FINANCIAL STATEMENTS..............................................  12
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................  18
DIRECTORS AND OFFICERS INFORMATION.........................................  19
SHAREHOLDER TAX INFORMATION................................................  22

        Shareholders' Letter -- (unaudited)

Dear Shareholders,

We are pleased to present this annual shareholder report for the AIG Government Money Market Fund (the "Fund") for the 12 months ended December 31, 2018.

The annual period ended December 31, 2018 was one wherein money market yields remained low but moved noticeably higher as the Federal Reserve (the "Fed") proceeded to raise the targeted federal funds rate four more times -- in March, June, September and December. Each rate increase was 25 basis points,/*/ bringing the targeted federal funds rate to a range of 2.25% - 2.50% by the end of December 2018. Through most of the year, the Fed had upgraded its economic growth and employment projections and shifted inflation expectations higher, but by the end of the year had set expectations for a slower pace of tightening in 2019. Also affecting the money markets during the annual period was the continuation of the Fed's balance sheet normalization, which began in October 2017.+

Elsewhere, global monetary policies diverged. The European Central Bank ended its quantitative easing program as anticipated in December 2018 but pledged to keep policy rates unchanged at least through the summer of 2019. The People's Bank of China unexpectedly cut its reserve requirement ratio for most banks to free up lending for small businesses and subsequently announced a significant change in its reserve requirement for banks to help stabilize its currency. The Bank of Canada raised its interest rates three times. The Bank of England increased its interest rates once but then left its rates unchanged as the U.K. negotiated terms of its exit from the European Union. The Bank of Japan amended its yield-curve targeting policy to allow longer-term bond yields to fluctuate more freely around its 0% target. Although Sweden's central bank embarked on a tightening cycle for the first time since 2011, its policy rates remained below zero.

The U.S. Treasury money market yield curve, or spectrum of maturities, flattened during the annual period overall, meaning yields on shorter-term maturities rose more than those on longer-term maturities. Though there was little difference in yields between maturities, the Fed's actions did help drive short-term rates higher, creating opportunities to purchase modestly higher yielding securities.

On the following pages, you will find a brief discussion of the annual period from the portfolio manager. You will also find financial statements and portfolio information for the Fund for the annual period ended December 31, 2018.

As always, we remain diligent in the management of your assets. If you have any questions, or require additional information on this or other AIG Funds, we invite you to contact your financial advisor or visit us at our website, www.aig.com/funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC

--------
Past performance is no guarantee of future results.

*  A basis point is 1/100th of a percentage point.

+ Balance sheet normalization refers to the steps the Federal Reserve is taking to reverse quantitative easing and remove the substantial monetary accommodation it has provided to the U.S. economy since the financial crisis began in 2007.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

        AIG Government Money Market Fund

   The AIG Government Money Market Fund (Class A) returned 0.77% for the annual period ended December 31, 2018.

   As money market yields were low but rising throughout the annual period, the Fund continued to seek current income to the extent consistent with liquidity and stability of principal. Part of the Fund's performance was affected by the widening of rates throughout the annual period. LIBOR/1/ rates, seen as generally representative of short-term rates, increased significantly during the first half of 2018 to keep pace with the Fed's rate increases and the onslaught of Treasury bill supply. This caused short-term rates to widen throughout the annual period, leading to an erosion in asset value. Different government-sponsored enterprise/2/ banks also had widening rates throughout the annual period due to increased funding needs, interest rate hikes, LIBOR rate moves and increased Treasury bill supply.

   To qualify as a government money market fund, the Fund must invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. government securities. During the annual period, the Fund had its greatest allocation to U.S. government agency securities, with a focus on those securities issued by government-sponsored enterprises, including Federal Home Loan Bank, Fannie Mae and Freddie Mac, whether discount notes, bullets/3/ or floating rate securities, as we believed these securities offered the best risk/return opportunities versus U.S. Treasury securities. The positions in these agency securities contributed positively to the Fund's annual performance overall. A few of the agency holdings, namely those issued by the Federal Farm Credit Bank, detracted from performance. The Fund also held positions in short-term U.S. Treasury bills and notes and what are known as STRIPS./4/ As U.S.Treasury securities generally outperformed government agency securities during the annual period, the Fund's underweighted exposure to U.S. Treasury securities dampened relative results.

   We were able to navigate interest rate risk by adjusting the Fund's weighted average maturity (WAM)/5/ as market conditions shifted. In anticipation of higher interest rates, we managed the Fund's WAM to remain short for most of the annual period. Early in 2018, we implemented a barbell strategy, with heavier weightings at the short-term and long-term ends of the money market yield curve, moderately extending the Fund's WAM in an effort to pick up yield. Then, toward the middle of the annual period, as the money market yield curve continued to flatten, we began laddering the Fund's positions, meaning holding securities of different maturity dates rather evenly spaced across the money market yield curve. This strategy, which shortened the Fund's WAM, enabled us to maintain liquidity, take advantage of attractively priced investment opportunities when available, and be in a more advantageous position for the rising interest rates. The Fund generally maintained a WAM in the range of 25 - 40 days through the annual period, making adjustments based on then-current market conditions, our near-term view on interest rates and anticipated and actual Fed monetary policy statements. As of the end of the annual period, the Fund's WAM stood at approximately 30 days. The Fund's weighted average life/6/ on December 31, 2018 was just short of 33 days.

--------
Past performance is no guarantee of future results.

/1/ London Inter-bank Offered Rate (LIBOR) is a benchmark interest rate widely used as reference rates in bank, corporate and government lending agreements.

/2/ A government-sponsored enterprise (GSE) consists of privately held corporations with public purposes created by the U.S. Congress to reduce the cost of credit for certain borrowing sectors of the economy.

/3/ A bulleted strategy is based on the acquisition of a number of different securities that all mature around the same target date. One of the main benefits of the bulleted strategy is that it allows the investor to minimize the impact of interest rate fluctuations.

/4/ Treasury STRIPS are fixed-income securities sold at a significant discount to face value and offer no interest payments because they mature at par. STRIPS is an acronym for Separate Trading of Registered Interest and Principal of Securities.

/5/ Weighted average maturity (WAM) is the average time it takes for securities in a portfolio to mature, weighted in proportion to the dollar amount that is invested in the portfolio. The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates.

/6/ The weighted average life of a money market fund is a measure of a money market fund's price sensitivity to changes in liquidity and/or credit risk. Under amendments to SEC Rule 2a-7 that became effective in May 2010, the maximum allowable weighted average life of a money market fund is 120 days.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Securities listed may or may not be a part of current portfolio construction.

        SunAmerica Money Market Funds, Inc.
        EXPENSE EXAMPLE -- December 31, 2018 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder in the AIG Government Money Market Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges, small account fees and administrative fees and (2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2018 and held until December 31, 2018.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2018" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2018" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2018" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Money Market Funds, Inc.
        EXPENSE EXAMPLE -- December 31, 2018 -- (unaudited) (continued)

                                    Actual                                            Hypothetical
             ---------------------------------------------------- ----------------------------------------------------
                                  Ending                                           Ending Account
                               Account Value     Expenses Paid                       Value Using      Expenses Paid
                Beginning      Using Actual        During the        Beginning    a Hypothetical 5%     During the     Annualized
              Account Value      Return at      Six Months Ended   Account Value  Annual Return at   Six Months Ended   Expense
             as July 1, 2018 December 31, 2018 December 31, 2018* as July 1, 2018 December 31, 2018 December 31, 2018*   Ratio*
             --------------- ----------------- ------------------ --------------- ----------------- ------------------ ----------
AIG
 Government
 Money
 Market
 Fund#
   Class A..    $1,000.00        $1,005.04           $5.26           $1,000.00        $1,019.96           $5.30           1.04%
   Class I..    $1,000.00        $1,006.32           $4.05           $1,000.00        $1,021.17           $4.08           0.80%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial adviser for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2018" and the "Annualized Expense Ratio" would have been higher.

        SunAmerica Money Market Funds, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2018

                                                                    AIG Government Money
                                                                        Market Fund
                                                                    --------------------
ASSETS:
Investments at value* (unaffiliated)...............................     $154,428,494
Repurchase agreements (cost approximates value)....................          259,000
Cash...............................................................              567
Receivable for:
  Fund shares sold.................................................          915,852
  Dividends and interest...........................................           88,698
Prepaid expenses and other assets..................................           21,897
Due from investment adviser for expense reimbursements/fee waivers.            3,403
Due from distributor for fee waivers...............................           15,878
                                                                        ------------
  Total assets.....................................................      155,733,789
                                                                        ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................          528,494
  Investment advisory and management fees..........................           58,059
  Distribution and service maintenance fees........................           15,878
  Transfer agent fees and expenses.................................           79,715
  Directors' fees and expenses.....................................              473
  Other accrued expenses...........................................          117,124
Dividends payable..................................................            1,691
                                                                        ------------
  Total liabilities................................................          801,434
                                                                        ------------
   Net Assets......................................................     $154,932,355
                                                                        ============
Common stock, $.001 par value (3.5 billion shares authorized)......     $    154,775
Paid-in capital....................................................      154,769,912
                                                                        ------------
                                                                         154,924,687
Total distributable earnings (loss)................................            7,668
                                                                        ------------
   Net assets......................................................     $154,932,355
                                                                        ============
Class A:
Net assets.........................................................      142,843,764
Shares outstanding.................................................      142,709,953
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge).......     $       1.00
                                                                        ============
Class I:
Net assets.........................................................       12,088,591
Shares outstanding.................................................       12,065,540
Net asset value and redemption price per share.....................     $       1.00
                                                                        ============

*Amortized cost of investment securities (unaffiliated)............     $154,428,494
                                                                        ============

See Notes to Financial Statements

        SunAmerica Money Market Funds, Inc.
        STATEMENT OF OPERATIONS -- For the year ended December 31, 2018

                                                                                        AIG Government Money
                                                                                            Market Fund
                                                                                        --------------------
INVESTMENT INCOME:
Interest (unaffiliated)................................................................      $2,161,051
                                                                                             ----------
   Total investment income.............................................................       2,161,051
                                                                                             ----------
EXPENSES:
Investment advisory and management fees................................................         594,575
Distribution and account maintenance fees
  Class A..............................................................................         160,201
Transfer agent fees and expenses
  Class A..............................................................................         329,667
  Class I..............................................................................          28,517
Registration fees
  Class A..............................................................................          38,998
  Class I..............................................................................          14,860
Custodian and accounting fees..........................................................          26,655
Reports to shareholders................................................................          94,958
Audit and tax fees.....................................................................          57,016
Legal fees.............................................................................          28,223
Directors' fees and expenses...........................................................           5,581
Other expenses.........................................................................          12,684
                                                                                             ----------
   Total expenses before fee waivers and expense reimbursements........................       1,391,935
   Fees waived and expenses reimbursed by investment adviser and distributor (Note 3)..        (190,348)
                                                                                             ----------
   Net expenses........................................................................       1,201,587
                                                                                             ----------
Net investment income (loss)...........................................................         959,464
                                                                                             ----------
Net realized gain (loss) on investments................................................          (6,307)
                                                                                             ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................      $  953,157
                                                                                             ==========

See Notes to Financial Statements

        SunAmerica Money Market Funds, Inc.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                                AIG Government Money Market Fund
                                                                                                -------------------------------
                                                                                                For the year     For the year
                                                                                                   ended            ended
                                                                                                December 31,     December 31,
                                                                                                    2018             2017
                                                                                                ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss).................................................................. $    959,464     $     36,456
 Net realized gain (loss) on investments.......................................................       (6,307)              69
                                                                                                 ------------     ------------
Net increase (decrease) in net assets resulting from operations................................ $    953,157     $     36,525
                                                                                                 ------------     ------------

Distributions to shareholders from(1):
 Distributable earnings (Class A)..............................................................     (824,654)         (39,234)
 Distributable earnings (Class I)..............................................................     (123,861)         (17,434)
                                                                                                 ------------     ------------
Total distributions to shareholders............................................................     (948,515)         (56,668)
                                                                                                 ------------     ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 5).......   37,895,583        1,465,808
                                                                                                 ------------     ------------
Total increase (decrease) in net assets........................................................   37,900,225        1,445,665
                                                                                                 ------------     ------------
NET ASSETS:
Beginning of period............................................................................  117,032,130      115,586,465
                                                                                                 ------------     ------------
End of period.................................................................................. $154,932,355     $117,032,130
                                                                                                 ============     ============

--------
(1)The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the December 31, 2017 annual report.


Distributions to shareholders from:
 Net Investment Income (Class A)...........................................   $    (18,712)
 Net Investment Income (Class I)...........................................        (14,873)
 Net Realized Gain on Securities (Class A).................................        (20,522)
 Net Realized Gain on Securities (Class I).................................         (2,561)
                                                                              ------------
Total distributions to shareholders........................................   $    (56,668)
                                                                              ------------

See Notes to Financial Statements

        SunAmerica Money Market Funds, Inc.
        FINANCIAL HIGHLIGHTS

                                        AIG GOVERNMENT MONEY MARKET FUND
                                        --------------------------------
                Net                                         Net               Net                  Ratio of net
               Asset              Dividends  Distributions Asset            Assets     Ratio of     investment
               Value      Net      from net    from net    Value            end of     expenses      income to
             beginning investment investment   realized    end of   Total   period    to average      average
Period Ended of period income(1)    income       gains     period Return(2) (000's)  net assets(3) net assets(3)
------------ --------- ---------- ---------- ------------- ------ --------- -------- ------------- -------------
                                                    Class A
                                                    -------
  12/31/14     $1.00     $0.00      $(0.00)     $   --     $1.00    0.01%   $720,356     0.14%         0.01%
  12/31/15      1.00      0.00       (0.00)         --      1.00    0.01(4)  807,427     0.17          0.01
  12/31/16      1.00      0.00       (0.00)         --      1.00    0.01     102,735     0.38          0.01
  12/31/17      1.00      0.00       (0.00)      (0.00)     1.00    0.04     105,422     0.86          0.02
  12/31/18      1.00      0.01       (0.01)         --      1.00    0.77     142,844     1.03          0.78
                                                    Class I
                                                    -------
  12/31/14     $1.00     $0.00      $(0.00)     $   --     $1.00    0.01%   $ 15,847     0.14%         0.01%
  12/31/15      1.00      0.00       (0.00)         --      1.00    0.01(4)   13,815     0.16          0.01
  12/31/16      1.00      0.00       (0.00)         --      1.00    0.01      12,851     0.39          0.01
  12/31/17      1.00      0.00       (0.00)      (0.00)     1.00    0.15      11,610     0.75          0.12
  12/31/18      1.00      0.01       (0.01)         --      1.00    1.02      12,089     0.80          1.02

--------
(1) Calculated based upon average shares outstanding.
(2) Total return includes expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                            12/31/14 12/31/15 12/31/16 12/31/17 12/31/18
                            -------- -------- -------- -------- --------
       Class A.............   0.79%    0.78%    0.57%    0.32%    0.15%
       Class I.............   0.69     0.71%    0.56%    0.27%    0.25%

(4) The Fund's performance figure was increased by less than 0.01% from the effect of payments by an affiliate

See Notes to Financial Statements

        AIG Government Money Market Fund
        PORTFOLIO PROFILE -- December 31, 2018 -- (unaudited)

              Industry Allocation*
              U.S. Government Agencies..................... 56.6%
              U.S. Government Treasuries................... 43.1
              Repurchase Agreements........................  0.1
                                                            ----
                                                            99.8%
                                                            ====

              Weighted average days to maturity............ 30.3

                      Credit Quality Allocation@#
                      P-1......................... 100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets
@  Source: Moody's
#  Calculated as a percentage of total debt issues.

        AIG Government Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2018

                                              Principal    Value
                 Security Description          Amount     (Note 2)
           SHORT-TERM INVESTMENT SECURITIES -- 99.7%
           U.S. Government Agencies -- 56.6%
           Federal Home Loan Bank
            1.25% due 01/16/2019............ $ 1,200,000 $ 1,199,690
             2.18% due 01/02/2019...........  36,000,000  35,997,850
             2.35% due 01/07/2019...........   2,500,000   2,499,037
             2.36% due 01/30/2019...........   4,000,000   3,992,541
             2.41% due 02/07/2019...........   6,000,000   5,985,385
             2.42% due 01/18/2019...........   6,000,000   5,993,257
             2.43% due 02/06/2019...........   5,000,000   4,988,025
             2.44% due 02/11/2019...........   5,000,000   4,986,333
             2.45% due 03/06/2019...........   4,000,000   3,982,933
           Federal Home Loan Bank FRS
            2.27% (1 ML-0.08%)
            due 02/04/2019..................   3,000,000   3,000,006
           Federal Home Loan Mtg. Corp.
            2.32% due 01/18/2019............   8,000,000   7,991,387
           Federal National Mtg. Assoc. FRS
            2.39% (1 ML+0.00%)
            due 03/08/2019..................   3,000,000   3,000,405
             2.51% (1 ML+0.00%)
             due 02/28/2019.................   4,000,000   3,999,591
                                                         -----------
           Total U.S. Government Agencies
             (amortized cost $87,616,440)...              87,616,440
                                                         -----------
           U.S. Government Treasuries -- 43.1%
           United States Treasury Bills
            2.21% due 01/22/2019............   2,100,000   2,097,293
             2.24% due 01/02/2019...........   5,000,000   4,999,689
             2.28% due 01/22/2019...........   5,000,000   4,993,350
             2.29% due 01/22/2019...........     600,000     599,201
             2.31% due 01/15/2019...........   8,000,000   7,992,828
             2.32% due 01/29/2019...........   2,200,000   2,196,040
             2.36% due 01/31/2019...........   5,000,000   4,990,208
             2.36% due 02/05/2019...........   6,000,000   5,986,263
             2.36% due 03/21/2019...........   6,000,000   5,969,098
             2.37% due 02/21/2019...........   4,500,000   4,485,003
             2.40% due 04/04/2019...........   4,500,000   4,472,373
             2.51% due 06/06/2019...........   5,000,000   4,946,267

                                                     Principal     Value
                 Security Description                 Amount      (Note 2)
    ------------------------------------------------------------------------
    U.S. Government Treasuries (continued)
    United States Treasury Bonds STRIPS
     zero coupon due 02/15/2019.................... $1,000,000  $    997,600
    United States Treasury Notes
     1.13% due 01/31/2019..........................  1,700,000     1,698,908
      1.13% due 02/28/2019.........................  4,000,000     3,992,086
      1.25% due 01/31/2019.........................    600,000       599,709
      1.50% due 01/31/2019.........................  5,800,000     5,796,138
                                                                ------------
    Total U.S. Government Treasuries
      (amortized cost $66,812,054).................               66,812,054
                                                                ------------
    Total Short-Term Investment Securities -- 99.7%
      (amortized cost $154,428,494)................              154,428,494
                                                                ------------
    REPURCHASE AGREEMENTS -- 0.1%
    Agreement with Fixed Income Clearing Corp.,
     bearing interest at 0.50%, dated 12/31/2018,
     to be repurchased 01/02/2019 in the amount
     of $259,007, collateralized by $260,000 of
     United State Treasury Notes, bearing interest
     at 2.88% due 07/31/2025 and having an
     approximate value of $266,787.
     (cost $259,000)...............................    259,000       259,000
                                                                ------------
    TOTAL INVESTMENTS --
      (amortized cost $154,687,494)(1).............       99.8%  154,687,494
    Other assets less liabilities..................        0.2       244,861
                                                    ----------  ------------
    NET ASSETS.....................................      100.0% $154,932,355
                                                    ==========  ============

--------
(1) At December 31, 2018, the cost of securities for federal income tax purposes was the same for book purposes.
FRS --Floating Rate Security
The rates shown on FRS are the current interest rates at December 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates. STRIPS -- Separate Tracking of Registered Interest and Principal Securities

Index Legend

1 ML --1 Month USD LIBOR

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2018 (see Note 2):

                                  Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                      Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                  --------------------- ----------------- ---------------------- ------------
Assets:
Investment at Value*
Short-Term Investment Securities.          $--            $154,428,494             $--           $154,428,494
Repurchase Agreements............           --                 259,000              --                259,000
                                           ---            ------------             ---           ------------
Total Investments at Value.......          $--            $154,687,494             $--           $154,687,494
                                           ===            ============             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2018

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of one series -- AIG Government Money Market Fund (the "Fund"). The Fund is advised by SunAmerica Asset Management, LLC ("SunAmerica" or "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital. It does this by investing at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by U.S. government securities.

   The Fund currently offers two classes of shares: Class A and Class I. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on certain shares sold within one year of original purchase and a 0.50% CDSC is imposed on certain shares sold after the first year and within the second year after purchase, as described in the Fund's Prospectus.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement.

   Indemnifications: The Corporation's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation. In addition, pursuant to Indemnification Agreements between the Corporation and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Corporation (collectively, the "Disinterested Directors"), the Corporation provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Corporation enters into contracts that contain the obligation to indemnify others. The Corporation's maximum exposure under these arrangements is unknown. Currently, however, the Corporation expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2018 -- (continued)

   entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Fund's assets and liabilities classified in the fair value hierarchy as of December 31, 2018, is reported on a schedule at the end of the Portfolio of Investments.

   Portfolio securities are valued at amortized cost, which approximates market value, and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Fund's net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from the Fund's amortized cost per share. The calculation of such deviation is referred to as "Shadow Pricing." For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Master Agreements: The Fund has entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2018 -- (continued)

   counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

   Repurchase Agreements: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily from settlement date, except when collection is not expected; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 - 2017 or expected to be taken in the Fund's 2018 tax return. The Fund is not

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2018 -- (continued)

   aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

   New Accounting Pronouncements: In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements of Regulation S-X to conform them to GAAP for investment companies. The final rule became effective on November 5, 2018. All required changes have been made in accordance with Regulation S-X.

   In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018-13 "Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement and Other Transactions With Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates.

   The Fund will pay SunAmerica a monthly management fee at the following annual percentages, based on the average daily net assets of the Fund: 0.50% on the first $600 million; 0.45% on the next $900 million; and 0.40% over $1.5 billion.

   SunAmerica has contractually agreed to waive fees and reimburse expenses to the extent necessary to cap the Fund's annual fund operating expenses at 0.80% for Class I, of average net assets. For purposes of waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the year ended December 31, 2018, pursuant to the contractual expense limitations, SunAmerica waived fees and/or reimbursed expenses of $30,147 for Class I.

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on any class of the Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Fund will be able to avoid a negative yield. For the year ended December 31, 2018, SunAmerica did not voluntarily waive expenses.

   The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of its Class A shares (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. In adopting the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2018 -- (continued)


   The Plan provides that the Class A shares of the Fund shall pay the Distributor an account maintenance fee at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Fund by its customers. In light of current market conditions, ACS has agreed to waive up to 0.15% of the fees it receives under the Plan. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders. For the year ended December 31, 2018, ACS voluntarily waived $160,201 in account maintenance fees for Class A shares.

   ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class A shares. ACS has advised the Fund that for the year ended December 31, 2018, the proceeds received from redemptions are as follows:

                    Class A............................ $141

   The Fund has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate AFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the year ended December 31, 2018, the Fund incurred the following expenses which are included in transfer agent fees and expenses payable line in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AFS pursuant to the terms of the Service Agreement:

                                                         Payable at
                                             Expenses December 31, 2018
                                             -------- -----------------
         Class A............................ $231,150      $23,288
         Class I............................   26,652        2,258

Note 4. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable.

        Distributable Earnings                        Tax Distributions
----------------------------------------    ---------------------------------------------------------------------------
 For the year ended December 31, 2018       For the year ended December 31, 2018   For the year ended December 31, 2017
----------------------------------------    -------------------------------------  -------------------------------------
          Long-term Gains/   Unrealized                        Long-Term                               Long-Term
Ordinary    Capital and     Appreciation    Ordinary           Capital             Ordinary            Capital
Income     Other Losses     (Depreciation)  Income              Gains              Income               Gains
--------  ----------------  --------------      ---------      ---------           --------            ---------
$14,252      $(6,304)           $(6)        $948,515             $ --              $56,668               $ --

   Capital Loss Carryforwards: At December 31, 2018 for Federal income tax purposes, the Fund has $6,304 of unlimited short-term capital losses.

   For the year ended December 31, 2018, reclassifications were made to decrease accumulated net realized gain(loss) by $73 with an offsetting adjustment to undistributed net investment income of $73. The reclassifications arising from book/tax differences were due primarily to dividend redesignations.

   Due to other timing differences, the fund has a dividend payable of $273.

   On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. All required changes have been made in accordance with the Act.

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2018 -- (continued)


Note 5. Capital Share Transactions

   Transactions in each class of shares of the Fund (at $1.00 per share) were as follows:

                                    Class A                     Class I
                          --------------------------  --------------------------
                            For the       For the       For the       For the
                           year ended    year ended    year ended    year ended
                          December 31,  December 31,  December 31,  December 31,
                              2018          2017          2018          2017
                          ------------  ------------  ------------  ------------
Shares sold.............. $ 82,114,138  $ 49,647,887  $ 14,997,048  $ 10,510,780
Reinvested dividends.....      818,432        38,824       123,269        17,432
Shares redeemed..........  (45,515,814)  (46,982,542)  (14,641,490)  (11,766,573)
                          ------------  ------------  ------------  ------------
Net increase (decrease).. $ 37,416,756  $  2,704,169  $    478,827  $ (1,238,361)
                          ============  ============  ============  ============

Note 6. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2018, the Fund did not participate in this program.

        SunAmerica Money Market Funds, Inc.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of SunAmerica Money Market Funds, Inc. and Shareholders of AIG Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AIG Government Money Market Fund (the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
February 27, 2019

We have served as the auditor of one or more investment companies in the AIG Funds family of funds since 1984.

        SunAmerica Money Market Funds, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2018 -- (unaudited)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex. Unless otherwise noted, the address of each Director and executive officer is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.

                                                                                    Number of
                      Position       Term of                                      Portfolios in
       Name,          Held With     Office and                                    Fund Complex
    Address and       SunAmerica    Length of         Principal Occupations        Overseen by     Other Directorships
        Age*           Complex    Time Served(4)      During Past 5 Years          Trustee(1)      Held by Trustee(2)
--------------------- ----------  -------------- -------------------------------- ------------- --------------------------
Disinterested Trustees

Dr. Judith L. Craven  Trustee      2001-present  Retired.                              73       Director, A.G. Belo
Age: 73                                                                                         Corporation (a media
                                                                                                company) (1992-2014);
                                                                                                Director, Sysco Corp.
                                                                                                (1996 to 2017); Director,
                                                                                                Luby's, Inc. (1998 to
                                                                                                present).

William F. Devin      Trustee      2001-present  Retired.                              24       None
Age: 80

Richard W. Grant      Trustee      2011-present  Retired.                              24       None
Age: 73               Chairman
                      of the
                      Board

Stephen J. Gutman     Trustee      1984-present  Senior Vice President and             24       None
Age: 75                                          Associate Broker, Corcoran
                                                 Group (real estate) (2002 to
                                                 present); President, SJG
                                                 Marketing Inc. (2009 to
                                                 present).

Eileen A. Kamerick    Trustee      2018-present  National Association of               24       Hochschild Mining plc
Age 60                                           Corporate Directors Board                      (precious metals
                                                 Leadership Fellow and financial                company) (since 2016);
                                                 expert; Adjunct Professor of                   Director of Associated
                                                 Law, University of Chicago,                    Banc-Corp (financial
                                                 Washington University in St.                   services company) (since
                                                 Louis and University of Iowa                   2007); Legg Mason
                                                 law schools (since 2007);                      Closed End Funds
                                                 formerly, Senior Advisor to the                (registered investment
                                                 Chief Executive Officer and                    companies) (since 2013);
                                                 Executive Vice President and                   Westell Technologies,
                                                 Chief Financial Officer of                     Inc. (technology
                                                 ConnectWise, Inc. (software                    company) (2003-2016).
                                                 and services company) (2015-
                                                 2016); Chief Financial Officer,
                                                 Press Ganey Associates
                                                 (health care informatics
                                                 company) (2012-2014)
Interested Trustees

Peter A. Harbeck(3)   Trustee      1994-present  President (1995 to present),          150      None
Age: 64                                          CEO (1997 to present); and
                                                 Director, SunAmerica. (1997
                                                 to present); Director, AIG
                                                 Capital Services, Inc. ("ACS")
                                                 (1993 to present); Chairman,
                                                 President and CEO, Advisor
                                                 Group, Inc. (2004 to 2016).

        SunAmerica Money Market Funds, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2018 -- (unaudited) (continued)

                        Position         Term of
       Name,            Held With       Office and
    Address and         SunAmerica      Length of                          Principal Occupations
        Age*             Complex      Time Served(4)                       During Past 5 Years
--------------------- --------------- -------------- ------------------------------------------------------------------
Officers

John T. Genoy         President          2007-       Chief Financial Officer, SunAmerica (2002 to present); Senior
Age: 50                                  present     Vice President, SunAmerica (2004 to present); Chief Operating
                                                     Officer, SunAmerica (2006 to present).

Gregory N. Bressler   Secretary          2005-       Senior Vice President and General Counsel, SunAmerica (2005 to
Age: 52                                  present     present).

Kathleen D. Fuentes   Chief Legal        2013-       Vice President and Deputy General Counsel, SunAmerica (2006
Age: 49               Officer and        present     to present).
                      Assistant
                      Secretary

James Nichols         Vice President     2006-       Director, President and CEO, ACS (2006 to present); Senior Vice
Age: 52                                  present     President, SunAmerica (2002 to present).

Gregory R. Kingston   Treasurer          2014-       Senior Vice President, SunAmerica (2014-present); Vice President,
Age: 52                                  present     SunAmerica (2001 to present); Head of Mutual Fund
Address:                                             Administration, SunAmerica (2014 to present).
2919 Allen Parkway
Houston, Texas 77019

Shawn Parry           Vice President     2014-       Vice President, SunAmerica (2014 to present); Assistant Vice
Age: 46               and Assistant      present     President, SunAmerica (2005 to 2014).
Address:              Treasurer
2919 Allen Parkway
Houston, Texas 77019

Donna McManus         Vice President     2014-       Vice President, SunAmerica, (2014 to present); Managing
Age: 57               and Assistant      present     Director, BNY Mellon (2009 to 2014).
                      Treasurer

Timothy Pettee        Vice President     2018-       Lead Portfolio Manager, Rules Based Funds (2013-present);
Age: 60                                  present     Chief Investment Strategist (2003-present); Chief Investment
                                                     Officer, SunAmerica (2003-2013).

Christopher C. Joe    Chief              2017-       Chief Compliance Officer, AIG Funds, Anchor Series Trust,
Age: 49               Compliance         present     Seasons Series Trust, SunAmerica Series Trust, VALIC Company
Address:              Officer                        I and VALIC Company II (2017 to present); Chief Compliance
2919 Allen Parkway                                   Officer, VALIC Retirement Services Company (2017 to present);
Houston, Texas 77019                                 Chief Compliance Officer, Invesco PowerShares (2012 to 2017);
                                                     Chief Compliance Officer, Invesco Investment Advisers, LLC
                                                     (2010 to 2013); U.S. Compliance Director, Invesco Ltd. (2006 to
                                                     2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC
                                                     (2014 to 2015).

Matthew J. Hackethal  Anti-Money         2006-       Acting Chief Compliance Officer, AIG Funds, Anchor Series Trust,
Age: 46               Laundering         present     Seasons Series Trust, SunAmerica Series Trust, VALIC
                      Compliance                     Company I and VALIC Company II (2016 to 2017); Chief
                      Officer                        Compliance Officer, SunAmerica (2006 to Present); AML
                                                     Compliance Officer, AIG Funds, Anchor Series Trust, Seasons
                                                     Series Trust, SunAmerica Series Trust, VALIC Company I and
                                                     VALIC Company II (2006 to Present) and Vice President,
                                                     SunAmerica (2011 to Present).

        SunAmerica Money Market Funds, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2018 -- (unaudited) (continued)

--------
*  The business address for each Trustee is the Harborside 5, 185 Hudson
   Street, Suite 3300, Jersey City, NJ 07311.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the Fund (1 fund), SunAmerica Specialty Series (6 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 funds), Anchor Series Trust (5 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series
    Trust (58 portfolios), VALIC Company I (34 portfolios), VALIC Company II
    (15 funds), Seasons Series Trust (19 portfolios).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
(3) Interested Trustee, as defined within the 1940 Act, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Fund.
(4) Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

        SunAmerica Money Market Funds, Inc.
        SHAREHOLDER TAX INFORMATION -- (unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2018. The information necessary to complete your income tax returns is included with your Form 1099-DIV, which will be mailed to you in early 2019.

[LOGO]
AIG Funds
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Directors/Trustees         VOTING PROXIES ON FUND     DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven      PORTFOLIO SECURITIES       PORTFOLIO HOLDINGS
 William F. Devin          A description of the       The Fund is required to
 Richard W. Grant          policies and procedures    file its complete
 Stephen J. Gutman         that the Funds use to      schedule of portfolio
 Peter A. Harbeck          determine how to vote      holdings with the U.S.
 Eileen A. Kamerick        proxies relating to        Securities and Exchange
Officers                   securities held in the     Commission for its first
 John T. Genoy, President  Funds' portfolios which    and third fiscal quarters
   and Chief Executive     is available in the        on Form N-Q. The Fund's
   Officer                 Funds' Statement of        Forms N-Q are available
 Timothy Pettee, Vice      Additional Information     on the U.S. Securities
   President               may be obtained without    and Exchange Commission's
 Gregory R. Kingston,      charge upon request, by    website at
   Treasurer               calling (800) 858-8850.    http://www.sec.gov. You
 James Nichols, Vice       This information is also   can also review and
   President               available from the EDGAR   obtain copies of the
 Gregory N. Bressler,      database on the U.S.       Forms N-Q at the U.S.
   Secretary               Securities and Exchange    Securities and Exchange
 Kathleen Fuentes, Chief   Commission's website at    Commission's Public
   Legal Officer and       http://www.sec.gov.        Reference Room in
   Assistant Secretary     DELIVERY OF SHAREHOLDER    Washington, DC
 Donna McManus, Vice       DOCUMENTS                  (information on the
   President and           The Funds have adopted a   operation of the Public
   Assistant Treasurer     policy that allows them    Reference Room may be
 Shawn Parry, Vice         to send only one copy of   obtained by calling
   President and           a Fund's prospectus,       1-800-SEC-0330).
   Assistant Treasurer     proxy material, annual     PROXY VOTING RECORD ON
 Matthew J. Hackethal,     report and semi-annual     FUND PORTFOLIO SECURITIES
   Anti-Money Laundering   report (the "shareholder   Information regarding how
   Compliance Officer      documents") to             the Funds voted proxies
 Christopher C. Joe,       shareholders with          relating to securities
   Chief Compliance        multiple accounts          held in the Fund's
   Officer                 residing at the same       portfolio during the most
Investment Adviser         "household." This          recent twelve month
 SunAmerica Asset          practice is called         period ended June 30 is
   Management, LLC         householding and reduces   available, once filed
 Harborside 5              Fund expenses, which       with the U.S. Securities
 185 Hudson Street, Suite  benefits you and other     and Exchange Commission,
   3300                    shareholders. Unless the   without charge, upon
 Jersey City, NJ 07311     Funds receive              request, by calling (800)
Distributor                instructions to the        858-8850 or on the U.S.
 AIG Capital Services,     contrary, you will only    Securities and Exchange
   Inc.                    receive one copy of the    Commission's website at
 Harborside 5              shareholder documents.     http://www.sec.gov.
 185 Hudson Street, Suite  The Funds will continue    This report is submitted
   3300                    to household the           solely for the general
 Jersey City, NJ 07311     shareholder documents      information of
Shareholder Servicing      indefinitely, until we     shareholders of the Fund.
Agent                      are instructed otherwise.  Distribution of this
 AIG Fund Services, Inc.   If you do not wish to      report to persons other
 Harborside 5              participate in             than shareholders of the
 185 Hudson Street, Suite  householding, please       Fund is authorized only
   3300                    contact Shareholder        in connection with a
 Jersey City, NJ 07311     Services at                currently effective
Transfer Agent             (800) 858-8850 ext. 6010   prospectus, setting forth
 DST Asset Manager         or send a written request  details of the Fund,
   Solutions, Inc.         with your name, the name   which must precede or
 303 W. 11/th/ Street      of your fund(s) and your   accompany this report.
 Kansas City, MO 64105     account member(s) to AIG
Custodian                  Funds, P.O. Box 219186,
 State Street Bank and     Kansas City MO,
   Trust Company           64121-9186. We will
 One Lincoln St.           resume in-dividual
 Boston, MA 02111          mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:


                   1   Go to www.aig.com/funds

                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

[LOGO]

aig.com/funds

MMANN - 12/18

Item 2.  Code of Ethics

         SunAmerica Money Market Funds, Inc. ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the "Code"). During the fiscal year ended December 31, 2018, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant's Principal Executive and Principal Accounting Officers (the "Covered Officers").

Item 3.  Audit Committee Financial Expert.

         As of January 16, 2018, the registrant's Board of Directors has determined that Eileen A. Kamerick, a Director of the registrant, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Ms. Kamerick is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                                         2017    2018
        (a) Audit Fees................................. $45,985 $47,363
        (b) Audit-Related Fees......................... $     0 $
        (c) Tax Fees................................... $12,139 $12,603
        (d) All Other Fees............................. $     0 $

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                                       2017  2018
            (b) Audit-Related Fees....................  $0  $     0
            (c) Tax Fees..............................  $0  $     0
            (d) All Other Fees........................  $0  $36,429

     (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

         (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Not applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2017 and 2018 were $12,139 and $117,603 respectively.

     (h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a - 101)), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment companies.

         Not Applicable.

Item 13. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: March 8, 2019

By:  /s/ Gregory R. Kingston
     --------------------------
     Gregory R. Kingston
     Treasurer

Date: March 8, 2019